Nov. 17, 2016
IMPORTANT NOTICE REGARDING
CHANGE IN INVESTMENT POLICY

Federated MDT Stock Trust

CLASS A SHARES (TICKER FSTRX)
INSTITUTIONAL SHARES (TICKER FMSTX)
SERVICE SHARES (TICKER FSTKX)
CLASS R6 SHARES (TICKER FSTLX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015 AND JUNE 29, 2016

1. Effective January 17, 2017, Federated MDT Stock Trust will change its name to "Federated MDT Large Cap Value Fund." Accordingly, any and all references to "Federated MDT Stock Trust" should be deleted and replaced with "Federated MDT Large Cap Value Fund."

2. Please delete any and all references to the non-fundamental names rule policy and replace it with the following:

"The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large cap investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in large cap investments."